UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 7502

DREYFUS INTERNATIONAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/2011

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

 Dreyfus Emerging Markets Fund.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2011 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)
Brazil--16.3%
Banco Santander Brasil, ADS	1,790,020	17,219,992
Brasil Insurance Participacoes e Adminstracao	70,000	835,480
Centrais Eletricas Brasileiras	1,302,362	13,335,323
Cielo	19,246	494,479
EDP - Energias do Brasil	123,200	2,959,462
Embraer, ADR	95,450	2,433,020
Fibria Celulose, ADR	778,800	7,710,120
Gerdau, ADR	1,518,050	13,100,771
Grendene	729,705	3,387,474
Itau Unibanco Holding, ADR	732,106	13,295,045
JBS	4,461,000	11,965,871
Magnesita Refratarios	1,280,300a	4,905,980
Petroleo Brasileiro, ADR	2,014,100	56,846,238
Porto Seguro	371,220	4,575,247
Redecard	946,100	14,560,871
Tele Norte Leste Participacoes, ADR	905,675	11,864,343
Vale, ADR	475,240	13,420,778
		192,910,494
China--15.0%
Bank of Communications, Cl. H	8,312,700	6,192,472
Beijing Capital International Airport, Cl. H	21,982,000	10,502,776
China Coal Energy, Cl. H	6,850,000	9,185,124
China Construction Bank, Cl. H	18,238,809	13,539,988
China Life Insurance, Cl. H	6,150,000	15,450,336
China Petroleum & Chemical, ADR	40,411	3,981,292
China Railway Construction, Cl. H	7,697,500	4,093,021

China Railway Group, Cl. H	16,452,000	4,733,264
Guangzhou Automobile Group, Cl. H	8,314,603	9,002,499
Huaneng Power International, ADR	179,380	3,508,673
Huaneng Power International, Cl. H	23,165,600	11,365,823
Industrial & Commercial Bank of China, Cl. H	31,182,590	20,505,771
Maanshan Iron & Steel, Cl. H	9,952,000	3,502,313
Mindray Medical International, ADR	374,590	9,758,070
Perfect World, ADR	264,870a	5,686,759
PetroChina, ADR	35,320	4,538,620
PetroChina, Cl. H	10,414,000	13,429,049
Renhe Commercial Holdings	47,678,000	9,369,220
Shanda Games, ADR	357,146a	2,010,732
Sinotrans, Cl. H	26,073,500	5,090,224
TPV Technology	6,619,630	2,967,243
Weiqiao Textile, Cl. H	5,889,600	3,124,135
Zhejiang Expressway, Cl. H	9,064,000	5,657,833
		177,195,237
Czech Republic--.2%
Komercni Banka	14,000	2,942,972
Egypt--.6%
Commercial International Bank	1,484,274	6,843,879
Hong Kong--5.7%
BYD Electronic International	17,009,500a	5,112,124
China Dongxiang Group	44,046,000	9,900,075
China Mobile	1,843,000	18,700,206
China Mobile, ADR	128,140	6,556,924
China Power International Development	30,299,872	6,654,737
Cosco Pacific	1,568,000	2,146,828
Global Bio-Chem Technology Group	16,832,980	5,167,171
NWS Holdings	5,081,229	7,191,911
Shanghai Industrial Holdings	1,666,000	5,456,437
		66,886,413

Hungary--.0%
Richter Gedeon	1,238	229,072
India--9.1%
Bank of India	511,408	3,432,708
Glenmark Pharmaceuticals	669,606	4,718,128
Hindustan Petroleum	426,770	3,435,314
India Cements	6,021,288	8,760,614
Jubilant Life Sciences	1,914,438	7,705,528
Mahanagar Telephone Nigam	3,550,200a	2,729,144
NMDC	1,456,211	6,971,156
Oriental Bank Of Commerce	718,180	4,844,496
Reliance Industries	1,851,540	31,464,537
Rolta India	2,859,800	6,176,050
State Bank of India	299,660	12,844,059
State Bank of India, GDR	47,230b	4,446,714
Steel Authority of India	1,931,680	4,526,130
Sterlite Industries India	1,904,520	5,320,662
Sterlite Industries India, ADR	1,010	11,706
		107,386,946
Indonesia--1.9%
Aneka Tambang	10,948,500	2,412,186
Astra Agro Lestari	545,000	1,373,198
Indosat	11,245,500	6,918,888
Medco Energi Internasional	26,424,500	7,354,762
Telekomunikasi Indonesia	4,722,000	4,012,012
		22,071,046
Malaysia--1.3%
Genting Malaysia	2,756,080	3,067,444
Malayan Banking	2,009,888	5,875,368
Tenaga Nasional	3,654,937	6,432,591
		15,375,403
Mexico--2.3%

America Movil, ADR, Ser. L	388,480	9,929,549
Consorcio ARA	6,666,400	2,706,888
Desarrolladora Homex, ADR	300,320a	6,234,643
Grupo Financiero Banorte, Cl. O	1,837,700	7,439,629
Industrias CH, Ser. B	366,700a	1,178,407
		27,489,116
Netherlands--1.0%
VimpelCom, ADR	985,300	11,261,979
Philippines--.2%
Bank of the Philippine Islands	1,784,160	2,432,322
Poland--1.0%
Asseco Poland	567,894	8,385,184
Bank Pekao	66,924	3,438,796
		11,823,980
Russia--3.9%
Gazprom, ADR	2,338,600	29,115,570
Lukoil, ADR	292,325	17,597,965
		46,713,535
South Africa--8.1%
Anglo American Platinum	223,370	18,700,670
ArcelorMittal South Africa	336,295	2,981,381
JD Group	1,500,734	8,744,536
Murray & Roberts Holdings	2,293,534	9,120,352
Nedbank Group	287,897	5,855,916
Sappi	1,661,712a	6,391,657
Sasol	110,360	5,341,654
Sasol, ADR	8,250	396,990
Standard Bank Group	2,262,845	32,291,690
Telkom	1,248,447	6,390,849
		96,215,695
South Korea--16.1%
Grand Korea Leisure	321,280	6,715,606

Hite Brewery	67,409d	6,251,658
Hyundai Development	339,840	7,947,704
Jinro	174,690	5,346,233
KB Financial Group	503,510	20,813,414
KB Financial Group, ADR	51,408	2,122,122
Korea Electric Power	590,165a	12,474,313
Korea Electric Power, ADR	54,510a	572,900
Korea Exchange Bank	2,123,350	16,061,709
KT&G	16,626	1,072,193
KT, ADR	381,870	6,526,158
LG Electronics	182,662	11,402,999
Mirae Asset Securities	99,300	3,778,957
NongShim	37,050	8,300,089
POSCO	27,899	10,578,006
POSCO, ADR	21,050	2,002,697
Samsung Electronics	35,047	24,441,082
Samsung Fire & Marine Insurance	8,237	1,775,798
Shinsegae	19,629	5,878,489
SK Chemicals	8,324	636,677
SK Telecom	93,421	13,572,906
SK Telecom, ADR	250,940	4,035,115
Tong Yang Life Insurance	684,430	8,340,057
Yuhan	90,166	10,310,964
		190,957,846
Taiwan--9.7%
AU Optronics	6,743,000	3,207,687
AU Optronics, ADR	1,406,930	6,612,571
Chinatrust Financial Holding	3,764,807	3,075,748
First Financial Holding	883,401	679,082
Hon Hai Precision Industry	7,148,017	18,061,313
KGI Securities	8,960,982	4,015,676
Nan Ya Printed Circuit Board	3,630,220	11,963,289

Novatek Microelectronics	2,177,000	5,703,373
Powertech Technology	2,809,000	6,749,075
Siliconware Precision Industries	4,623,000	4,215,114
Siliconware Precision Industries, ADR	325,970	1,496,202
SinoPac Financial Holdings	35,554,934	13,604,501
Taiwan Semiconductor Manufacturing	2,947,638	7,051,693
Tatung	11,595,380a	4,996,372
Transcend Information	2,942,940	6,746,256
United Microelectronics	25,152,445	9,797,571
United Microelectronics, ADR	132,650	263,974
Young Fast Optoelectronics	2,073,503	6,118,405
		114,357,902
Thailand--.9%
Bangkok Bank	1,319,160	7,196,619
Kasikornbank	950,400	4,027,387
		11,224,006
Turkey--1.8%
Asya Katilim Bankasi	3,576,250a	4,004,315
Turkcell Iletisim Hizmetleri	1,076,830a	4,785,213
Turkcell Iletisim Hizmetleri, ADR	126,860a	1,428,444
Turkiye Is Bankasi, Cl. C	4,257,421	10,949,250
		21,167,222
United Kingdom--.9%
African Barrick Gold	855,744	7,591,580
JKX Oil & Gas	1,008,331	3,067,403
		10,658,983
United States--.4%
iShares MSCI Emerging Markets Index Fund	114,460	4,893,165
Total Common Stocks
(cost $1,254,105,536)		1,141,037,213

Preferred Stocks--.5%

Brazil
Cia de Tecidos do Norte de Minas - Coteminas	973,648	2,018,367
Gerdau	56,400	481,839
Itau Unibanco Holding	170,900	3,097,220
Total Preferred Stocks
(cost $7,281,798)		5,597,426

Rights--.0%
Taiwan
First Financial
(cost $225,054)	300,497	18,645

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $21,300,000)	21,300,000 [c]	21,300,000

Total Investments (cost $1,282,912,388)	98.7%	1,167,953,284
Cash and Receivables (Net)	1.3%	14,943,464
Net Assets	100.0%	1,182,896,748

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts
a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, this security was valued at $4,446,714 or .4% of net assets.
c	Investment in affiliated money market mutual fund.
d	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At August 31, 2011, the value of this security amounted to $6,251,658 or .5% of net assets.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,282,912,388. Net unrealized depreciation on investments was $114,848,131 of which $78,389,255 related to appreciated investment securities and $193,237,386 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.1
Information Technology	13.3
Energy	13.0
Materials	12.9
Telecommunication Services	9.6
Consumer Discretionary	6.1
Industrial	5.5
Utilities	4.9
Consumer Staples	3.3
Health Care	2.8
Money Market Investment	1.8
Exchange Traded Funds	.4
98.7

† Based on net assets.
† Based on net assets.

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,135,489,816	6,251,658	-	1,141,741,474
Mutual Funds/Exchange Traded Funds	26,193,165	-	-	26,193,165

Rights+	18,645	-	-	18,645

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments.

Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs/American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERNATIONAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/James Windels
James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)